Shareholders' Equity		9 Months Ended	12 Months Ended
	Jan. 18, 2021	Sep. 30, 2021	Dec. 31, 2020
Shareholders' Equity [Line Items]
SHAREHOLDERS’ EQUITY

NOTE 7. SHAREHOLDER’S EQUITY

Class A Ordinary Shares — The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. At January 18, 2021, there were no Class A ordinary shares issued or outstanding.

Class B Ordinary Shares — The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. On January 18, 2021, the Company issued 11,500,000 Class B ordinary shares. On March 22, 2021 the Sponsor effected a surrender of 1,437,500 Class B ordinary shares to the Company for no consideration, resulting in a decrease in the total number of Class B ordinary shares outstanding from 11,500,000 to 10,062,500. All shares and associated amounts have been retroactively restated to reflect the share surrender. Of the 10,062,500 Class B ordinary shares outstanding, up to 1,312,500 Class B ordinary shares are subject to forfeiture, to the Company by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Initial Shareholders will collectively own 20% of the Company’s issued and outstanding ordinary shares after the Proposed Public Offering.

Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the shareholders, except as required by law. Each ordinary share will have one vote on all such matters.

The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Proposed Public Offering and related to the closing of the initial Business Combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of all ordinary shares issued and outstanding upon the completion of the Proposed Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one to one.

Preference Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share. At January 18, 2021, there were no preference shares issued or outstanding.

Warrants — Public Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants will trade. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Proposed Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the issuance of the Class A ordinary shares issuable upon exercise of the warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder (or the Company permits holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement). The Company will agree that as soon as practicable, but in no event later than 15 business days after the closing of the initial Business Combination, the Company will use its commercially reasonable efforts to file with the SEC a registration statement covering the issuance of the Class A ordinary shares issuable upon exercise of the warrants, and the Company will use its commercially reasonable efforts to cause the same to become effective within 60 business days after the closing of the initial Business Combination and to maintain the effectiveness of such registration statement and a current prospectus relating to those Class A ordinary shares until the warrants expire or are redeemed; provided that if the Class A ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, requires holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, it will not be required to file or maintain in effect a registration statement.

The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. In addition, if (x) the Company issues issue additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price described under “Redemption of warrants for cash when the price per Class A ordinary share equals or exceeds $18.00” and “Redemption of warrants for Class A ordinary shares when the price per Class A ordinary share equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price described under the caption “Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Proposed Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Placement Warrants are held by someone other than the Initial Shareholders or their permitted transferees, the

Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

Redemption of warrants for cash when the price per Class A ordinary share equals or exceeds $18.00:

Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):

•        in whole and not in part;

•        at a price of $0.01 per warrant;

•        upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

•        if, and only if, the last reported sale price of Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, consolidations, reorganizations, recapitalizations and the like).

The Company will not redeem the warrants as described above unless a registration statement under the Securities Act covering the issuance of the Class A ordinary shares issuable upon exercise of the warrants is then effective and a current prospectus relating to those Class A ordinary shares is available throughout the 30-day redemption period. If and when the warrants become redeemable by the Company, it may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

NOTE 7. SHAREHOLDERS’ EQUITY

Preference Shares — The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share. As of September 30, 2021, there were no preference shares issued or outstanding.

Class A Ordinary Shares — The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of September 30, 2021, there were 38,259,457 Class A ordinary shares issued and outstanding subject to possible redemption in the accompanying unaudited condensed consolidated balance sheets (see Note 6).

Class B Ordinary Shares — The Company is authorized to issue 50,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of September 30, 2021, there were 9,564,864 Class B ordinary shares issued and outstanding (see Note 4).

Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the shareholders, except as required by law. Each ordinary share will have one vote on all such matters.

The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of the initial Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts issued in the Initial Public Offering and related to the closing of the initial Business Combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of all ordinary shares issued and outstanding upon the completion of the Initial Public Offering plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with the initial Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one to one.

VIECO USA, Inc. [Member]
Shareholders' Equity [Line Items]
SHAREHOLDERS’ EQUITY

(11)  Stockholders’ Equity (Deficit)

(a)    Stock-Based Compensation

The Company maintains a stock-based compensation plan at VOH that provides its grantees stock options and stock appreciation rights (“SARs”).

2017 Stock Incentive Plan

Pursuant to the 2017 Stock Incentive Plan, the Company has the ability to grant stock options and SARs to employees.

Compensation expense is recognized only for those options or SARs expected to vest with forfeitures estimated based on historical experience and future expectations and is adjusted for forfeitures in the period they occur. Stock-based compensation awards are amortized on a straight-line basis over the vesting period based on continued service.

CEO Awards

On March 17, 2021, the Company granted its CEO a total of 676,091 stock options under the 2017 Stock Incentive Plan (“CEO Awards”). 33.3% of the stock options will vest upon continued service through the last day of the first calendar year in which the first commercial flight, Tubular Bells Part One, occurs, and the remaining 66.7% of the stock options will vest upon continued service through the last day of the first calendar year in which the Company has five successful revenue-generating deployment launches of satellites into their respective intended orbits in such calendar year. The estimated grant date fair value of the CEO Awards is approximated to be $2.1 million based on the estimated fair value of the Company’s underlying VOH common shares.

The Company uses the Black-Scholes option pricing model to determine the fair value of the CEO Awards. The determination of the fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by the Company’s stock price, as well as assumptions regarding complex and subjective variables. These variables include the expected stock price volatility over the term of the awards, risk-free interest rate, and expected dividends.

The following table includes the activity for all stock options granted:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life

	(In thousands)	(In dollars)	(In years)
Balances as of December 31, 2020	8,842	$4.65	8.20
Granted	1,907	5.32
Exercised	(358)	4.85
Forfeited options	(1,408)	4.62
Balances as of September 30, 2021	8,983	4.78	6.82

Exercisable as of September 30, 2021	4,692	$4.84	5.33

Stock-based compensation expense recorded in the condensed consolidated statements of operations and comprehensive loss during the nine months ended September 30, 2021 and 2020 consisted of the following:

	Nine Months Ended September 30,
	2021	2020
	(In thousands)
Cost of revenue	$299	$—
Research and development	478	1,164
Selling, general and administrative	7,531	1,086
	$8,308	$2,250

As of September 30, 2021, and 2020, there was $2.3 million and $4.8 million, respectively, of total unrecognized stock-based compensation related to the unvested stock options granted under the 2017 Stock Incentive Plan. The cost is expected to be recognized over a weighted average term of 1.0 years. The total fair value of shares vested during the nine months ended September 30, 2021 and 2020 was $6.2 million and $3.1 million, respectively.

The SARs activity is as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life

	(In thousands)	(In dollars)	(In years)
Balances as of December 31, 2020	291	$4.81	6.50
Granted	—
Vested	—
Forfeited	—
Balances as of September 30, 2021	291	4.81	6.50

The Company’s 2017 Stock Incentive Plan is more fully described in Note 11 — Stockholders’ Deficit of the Company’s audited consolidated financial statements as of and for the year ended December 31, 2020.

On September 2, 2021, the Company granted 905,614 stock options to a former employee of the Company to purchase VOH common stock. The stock option grant was fully vested on the date of issuance and was intended to replace an earlier stock option grant with the same exercise price that had expired in 2020.

The new stock option was not granted pursuant to the 2017 Stock Incentive Plan and has a mandatory exercise one year anniversary from date of grant. The aggregate grant date fair value of the stock options was estimated to be $4.2 million, which was expensed at the grant date. The aggregate grant date fair value was based on the estimated fair value of the underlying VOH common stock using the Black-Scholes option pricing model.

(b)    Stockholders’ Equity (Deficit)

There have been no significant changes from the Stockholders’ Equity (Deficit) disclosed in Note 11 — Stockholders’ Deficit of the Company’s audited consolidated financial statements as of and for the year ended December 31, 2020 other than the grants of stock-based compensation.

(11)  Stockholders’ Deficit

(a)    Common Stock

The holders of common stock are entitled to one vote per share, to receive dividends, and upon liquidation or dissolution, are entitled to receive all assets available for distribution to stockholders pursuant to the First Amended and Restated Bylaws.

(b)    Stock-Based Compensation

The Company maintains a stock-based compensation plan at VOH that provides its grantees stock option and SARs.

(i)     2017 Stock Incentive Plan

On June 15, 2017, the board and stockholders of VOH adopted the 2017 Stock Incentive Plan (the “Plan”), with the objective of attracting and retaining available employees and directors by providing stock-based and other performance-based compensation. Pursuant to the Plan, up to 8,320,000 shares of common stock have been reserved for issuance, upon exercise of options or SARs, to employees, nonemployee directors, and consultants of the Company and subsidiaries. In June 2020, the Company authorized an additional 6,180,000 shares of common stock.

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options and SARs. The determination of the fair value of stock-based payment awards on the date of grant using an option-pricing model is affected by the Company’s stock price, as well as assumptions regarding complex and subjective variables. These variables include the expected stock price volatility over the term of the awards, risk-free interest rate, and expected dividends.

The Company estimated expected volatility based on historical data of comparable publicly traded companies. The risk-free rate assumed in valuing the options is based on the U.S. Treasury rate in effect at the time of grant for the expected term of the option. The Company does not anticipate paying any cash dividends in the foreseeable future and, therefore, used an expected dividend yield of zero in the option pricing model. Compensation expense is recognized only for those options expected to vest with forfeitures estimated based on historical experience and future expectations and is adjusted for forfeitures in the period they occur. Stock-based compensation awards are amortized on a straight-line basis over the vesting period based on continued service.

The following table includes the activity for all stock options granted:

	Shares available for grant	Number of shares granted	Weighted average exercise price	Weighted average remaining contractual term
	(In thousands)		(In dollars)	(In years)
Balances as of December 31, 2018	2,126	6,030	$4.81	8.61

Authorized	—	—
Granted	(1,587)	1,587	5.00
Exercised	—	(66)	4.82
Forfeited	507	(515)	4.92
Balances as of December 31, 2019	1,046	7,036	4.86	8.16

Authorized	6,180	—
Granted	(2,437)	2,437	4.08
Exercised	—	(87)	4.84
Forfeited	529	(544)	4.85
Balances as of December 31, 2020	5,318	8,842	4.65	8.16

Exercisable as of December 31, 2020	—	4,466	$4.84	6.81

For the years ended December 31, 2020 and 2019, stock-based compensation totaled $3.2 million and $3.5 million, respectively, and is included in selling, general and administrative expenses and research and development expenses of the consolidated statements of operations and comprehensive loss.

	2020	2019
	(In thousands)
Research and development	1,413	1,674
Selling, general and administrative	1,741	1,854
Total stock-based compensation	$3,154	$3,528

As of December 31, 2020 and 2019, there was $4.0 million and $3.0 million, respectively, of total unrecognized stock-based compensation related to the unvested stock options granted under the 2017 Stock Incentive Plan. The cost is expected to be recognized over a weighted average term of 2.6 years. The total fair value of shares vested during the years ended December 31, 2020 and 2019 was $3.2 million and $3.5 million, respectively.

On July 24, 2017, the Company issued 290,689 SARs related to VOH’s common stock to certain of the Company’s employees whereby two vesting requirements must be satisfied on or before the expiration date in order for the SARs to vest. The two vesting requirements are a time-based service requirement and a performance-based condition that VOH completes an IPO or change in control. The SARs can be settled through issuance of cash, shares, or a combination of cash and shares, at the option of the Company, equal to the appreciation value for each share of VOH common stock. The Company intends to settle the SARs in shares of VOH common stock upon vesting, and thus has classified these SARs as equity. As the performance conditions have not been met, no SARs were vested, and no expense was recognized for the years ended December 31, 2020 and 2019. The SARs activity is as follows:

SARs Outstanding
	Number of shares granted	Weighted average exercise price	Weighted average remaining contractual term
	(In thousands)	(In dollars)	(In years)
Balances as of December 31, 2018	291	$4.81	6.50

Granted	—
Exercised	—
Forfeited	—
Balances as of December 31, 2019	291	4.81	6.50

Granted	—
Exercised	—
Forfeited	—
Balances as of December 31, 2020	291	4.81	6.50

The weighted average assumptions used to value the options and SARs grants are as follows:

Expected life (in years)	6.10
Volatility	60.00%
Risk-free interest rate	2.25
Dividend yield	—